UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Robert A. Watson C/O Destra Capital Advisors LLC
444 West Lake Street, Suite 1700
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312)843-6161

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments
As of December 31, 2019 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES — 74.9%
	BANKS — 36.0%
28,600	BancorpSouth Bank, 5.500%, Series A(1)	Ba1	$728,442
	Bank of America Corp.
350,000	5.875% to 03/15/28 then 3-Month USD Libor + 2.931%, Series FF(1)	Baa3	388,395
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA(1)	Baa3	557,258
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X(1)	Baa3	2,223,930
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD(1)	Baa3	288,964
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z(1)	Baa3	5,139,110
290,945	Capital One Financial Corp., 5.000%, Series I(1)	Baa3	7,299,810
	Citigroup, Inc.
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P(1)	Ba1	4,979,999
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T(1)	Ba1	1,933,163
108,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K(1)	Ba1	3,047,966
16,400	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J(1)	Ba1	464,776
150,000	Citizens Financial Group, Inc., 6.350% to 04/06/24 then 3-Month USD Libor + 3.642%, Series D(1)	BB+(2)	4,243,500
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H(1) (3)	BBB+(2)	1,261,530
8,400	6.250% to 10/01/22 then 3-Month USD Libor + 4.557%, Series F(1) (3)	BBB+(2)	890,442
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I(1) (3)	BBB+(2)	552,500
	Fifth Third Bancorp
45,761	6.000%, Series A(1)	Baa3	1,253,394
24,516	6.625% to 12/31/23 then 3-Month USD Libor + 3.710%, Series I(1)	Baa3	703,854
8,000	First Horizon National Corp., 6.200%, Series A(1)	Ba2	206,160
	Goldman Sachs Group, Inc.
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(1)	Ba1	2,594,687
600,000	5.500% to 08/10/24 then USD 5 Year Tsy + 3.623%, Series Q(1)	Ba1	642,750
103,105	6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K(1)	Ba1	2,935,399
49,593	Huntington Bancshares, Inc., 6.250%, Series D(1)	Baa3	1,289,418
	JPMorgan Chase & Co.
490	4.750%, Series GG(1)	Baa2	12,618
900,000	5.000% to 08/01/24 then 3-Month SOFR + 3.380%, Series FF(1)	Baa2	937,125
3,207,000	5.406% to then 3-Month USD Libor + 3.470%, Series I(1) (4)	Baa2	3,240,738
1,450,000	5.419% to then 3-Month USD Libor + 3.320%, Series V(1) (4)	Baa2	1,462,687
1,400,000	6.750% to 02/01/24 then 3-Month USD Libor + 3.780%, Series S(1)	Baa2	1,581,951
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D(1)	Baa3	3,977,471
25,277	5.625%, Series G(1)	Baa3	684,754
30,425	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E(1)	Baa3	866,504
2,500,000	Lloyds Bank PLC, 12.000% to 12/16/24 then 3-Month USD Libor + 11.756%(1) (3)	Baa3	3,040,025
700,000	M&T Bank Corp., 6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E(1)	Baa2	777,886
15,000	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(1)	NR(5)	398,550
	Morgan Stanley
25,000	4.875%, Series L(1)	Ba1	630,000
171,717	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(1)	Ba1	4,869,894
24,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I(1)	Ba1	681,432
164,500	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F(1)	Ba1	4,655,350
165,285	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(1)	Ba2	4,621,369
106,311	People’s United Financial, Inc., 5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series A(1)	Ba1	2,993,718
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month USD Libor + 3.148%, Series C(1)	Ba1	2,524,045
74,300	6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B(1)	Ba1	2,096,746

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (continued)
As of December 31, 2019 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (Continued)
	BANKS (Continued)
1,250	Sovereign Real Estate Investment Trust, 12.000%, Series A(1) (3)	Ba1	$1,315,894
20,402	Sterling Bancorp, 6.500%, Series A(1)	Ba2	543,713
46,000	Synchrony Financial, 5.625%, Series A(1)	BB-(2)	1,175,300
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(1)	BB-(2)	3,415,517
72,679	Texas Capital Bancshares, Inc., 6.500%, Series A(1)	Ba2	1,886,020
15,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3-Month USD Libor + 4.088%, Series B(1)	NR(5)	403,500
	Truist Financial Corp.
1,098,000	4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(1)	Baa2	1,135,057
2,569,000	5.050% to 06/15/22 then 3-Month USD Libor + 3.102%, Series L(1)	Baa2	2,624,285
	Valley National Bancorp
2,022	5.500% to 09/30/22 then 3-Month USD Libor + 3.578%, Series B(1)	BB(2)	53,765
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(1)	BB(2)	854,212
	Wells Fargo & Co.
12,700	5.850% to 09/15/23 then 3-Month USD Libor + 3.090%, Series Q(1)	Baa2	347,853
1,557,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(1)	Baa2	1,733,494
20,000	6.625% to 03/15/24 then 3-Month USD Libor + 3.690%, Series R(1)	Baa2	576,600
267	7.500%, Series L(1) (6)	Baa2	387,150
	Zions Bancorp NA
43,000	5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(1)	BB+(2)	44,321
2,000	6.300% to 03/15/23 then 3-Month USD Libor + 4.240%, Series G(1)	BB+(2)	56,080
			100,231,071
	FINANCIAL SERVICES — 1.7%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month USD Libor + 4.300%, 06/15/45(3)	Ba1	497,295
1,545,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Ba2	1,656,773
590,000	E*TRADE Financial Corp., 5.300% to 03/15/23 then 3-Month USD Libor + 3.160%, Series B(1)	Ba2	592,634
	General Motors Financial Co., Inc.
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(1)	Ba2	570,651
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(1)	Ba2	621,912
3,976	National Rural Utilities Cooperative Finance Corp., 5.500%, 05/15/64	A3	109,539
21,000	Stifel Financial Corp., 6.250%, Series B(1)	BB-(2)	566,580
			4,615,384
	INSURANCE — 18.6%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,727,536
95,600	Allstate Corp., 5.100%, Series H(1)	Baa2	2,498,984
92,000	American Equity Investment Life Holding Co., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(1)	BB(2)	2,369,000
1,515,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58	Baa2	2,047,553
	Arch Capital Group, Ltd.
13,000	5.250%, Series E(1)	Baa3	331,240
22,247	5.450%, Series F(1)	Baa3	573,750
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(1)	Baa3	658,750
19,543	5.950% to 07/01/23 then 3-Month USD Libor + 4.060%(1)	Baa3	544,468
88,000	Athene Holding, Ltd., 6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(1)	BBB-(2)	2,486,000
183,598	Axis Capital Holdings, Ltd., 5.500%, Series E(1)	Baa3	4,734,992
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	746,447
100,435	Delphi Financial Group, Inc., 5.100% to then 3-Month USD Libor + 3.190%, 05/15/37(4)	BBB-(2)	2,257,277
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(1)	BB+(2)	1,267,568
196,000	Everest Reinsurance Holdings, Inc., 4.295% to then 3-Month USD Libor + 2.385%, 05/15/37(4)	Baa2	184,553

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (continued)
As of December 31, 2019 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (Continued)
	INSURANCE (Continued)
7,103,000	Liberty Mutual Group, Inc., 7.800% to 03/15/37 then 3-Month USD Libor + 3.576%, 03/15/37(3)	Baa3	$9,387,289
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month USD Libor + 5.540%, 04/08/38(3)	Baa2	2,365,922
1,937,000	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%, 08/01/39	Baa2	3,238,403
	PartnerRe, Ltd.
141,098	5.875%, Series I(1)	Baa2	3,636,095
42,901	7.250%, Series H(1)	Baa2	1,155,753
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Baa3	5,429,677
100,476	Reinsurance Group of America, Inc., 5.750% to 06/15/26 then 3-Month USD Libor + 4.040%, 06/15/56	Baa2	2,831,414
23,000	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(1)	Ba2	620,770
28,768	W.R. Berkley Corp., 5.750%, 06/01/56	Baa2	753,722
			51,847,163
	UTILITIES — 10.0%
41,000	Algonquin Power & Utilities Corp., 6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 19-A	BB+(2)	1,156,200
646,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3-Month USD Libor + 3.270%, Series A(1)	Ba1	683,607
109,000	CMS Energy Corp., 5.875%, 03/01/79	Baa2	2,976,790
3,576,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	3,830,790
2,000,000	Duke Energy Corp., 4.875% to 09/16/24 then USD 5 Year Tsy + 3.388%, Series B(1)	Baa3	2,100,350
3,310,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 16-A	Ba2	3,745,331
79,020	Integrys Holding, Inc., 6.000% to 08/01/23 then 3-Month USD Libor + 3.220%, 08/01/73	Baa2	2,143,418
2,185,000	NextEra Energy Capital Holdings, Inc., 5.650% to 05/01/29 then 3-Month USD Libor + 3.156%, 05/01/79, Series O	Baa2	2,423,624
285,000	NiSource, Inc., 5.650% to 06/15/23 then USD 5 Year Tsy + 2.843%, Series A(1)	Ba1	292,329
103,604	SCE Trust V, 5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K(1)	Ba1	2,555,911
192,087	SCE Trust VI, 5.000%, Series L(1)	Ba1	4,606,246
1,140,000	Southern California Edison Co., 6.250% to 02/01/22 then 3-Month USD Libor + 4.199%, Series E(1)	Ba1	1,168,950
4,866	Spire, Inc., 5.900%, Series A(1)	Ba1	134,399
			27,817,945
	ENERGY — 6.6%
	DCP Midstream LP
1,300,000	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A(1)	B1	1,223,976
3,900	7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B(1)	B1	93,795
1,252,000	Enbridge, Inc., 6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 16-A	Ba1	1,327,521
	Energy Transfer Operating LP
210,480	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C(1)	Ba2	5,097,826
155,236	7.600% to 05/15/24 then 3-Month USD Libor + 5.161%, Series E(1)	Ba2	3,930,575
1,600	7.625% to 08/15/23 then 3-Month USD Libor + 4.738%, Series D(1)	Ba2	39,712
1,765,000	MPLX LP, 6.875% to 02/15/23 then 3-Month USD Libor + 4.652%, Series B(1)	BB+(2)	1,782,650
	Transcanada Trust
725,000	5.300% to 03/15/27 then 3-Month USD Libor + 3.208%, 03/15/77, Series 17-A	Baa3	745,648
1,825,000	5.500% to 09/15/29 then 3-Month USD Libor + 4.154%, 09/15/79	Baa3	1,919,900
2,000,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 16-A	Baa3	2,155,640
			18,317,243
	MISCELLANEOUS — 1.7%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(3)	BBB+(2)	375,262
450,000	BHP Billiton Finance USA, Ltd., 6.750% to 10/19/25 then USD 5 Year Swap + 5.093%, 10/19/75(3)	Baa1	529,061

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (continued)
As of December 31, 2019 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (Continued)
	MISCELLANEOUS (Continued)
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1) (3)	BB(2)	$670,904
3,115,000	8.000%, Series A(1) (3)	BB(2)	3,161,725
			4,736,952
	COMMUNICATIONS — 0.3%
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	822,968

	TOTAL PREFERRED SECURITIES
	(Cost $196,494,430)		208,388,726

	CONTINGENT CAPITAL SECURITIES — 20.7%
	BANKS — 19.4%
4,918,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1) (3)	Baa2	5,616,872
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(1)	Ba2	2,677,090
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%(1)	Ba2	848,000
	Banco Mercantil del Norte SA
360,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1) (3)	Ba2	384,754
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1) (3)	Ba2	685,142
	Barclays PLC
8,247,000	7.875% to 03/15/22 then USD 5 Year Swap + 6.772%(1) (3)	Ba3	8,910,100
700,000	8.000% to 06/15/24 then USD 5 Year Tsy + 5.672%(1)	Ba3	783,626
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(3)	Baa3	629,310
	BNP Paribas SA
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1) (3)	Ba1	3,463,815
1,000,000	7.625% to 03/30/21 then USD 5 Year Swap + 6.314%(1) (3)	Ba1	1,055,350
500,000	Credit Agricole SA, 8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1) (3)	Baa3	607,938
	Credit Suisse Group AG
1,100,000	6.375% to 08/21/26 then USD 5 Year Tsy + 4.828%(1) (3)	Ba2	1,188,550
500,000	7.250% to 09/12/25 then USD 5 Year Swap + 4.332%(1) (3)	Ba2	558,553
	HSBC Holdings PLC
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(1)	Baa3	346,619
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(1)	Baa3	935,765
4,918,000	6.875% to 06/01/21 then USD 5 Year Swap + 5.514%(1)	Baa3	5,159,474
4,885,000	ING Groep, 6.750% to 04/16/24 then USD 5 Year Swap + 4.204%(1)	Ba1	5,310,483
1,700,000	Lloyds Banking Group PLC, 7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(1)	Baa3	1,907,578
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1) (3)	Ba1	1,584,927
	Societe Generale SA
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1) (3)	Ba2	276,163
3,500,000	7.375% to 09/13/21 then USD 5 Year Swap + 6.238%(1) (3)	Ba2	3,716,212
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873%(1) (3)	Ba2	881,891
	Standard Chartered PLC
4,200,000	7.500% to 04/02/22 then USD 5 Year Swap + 6.301%(1) (3)	Ba1	4,534,677
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723%(1) (3)	Ba1	276,741
1,600,000	UBS Group Funding Switzerland AG, 7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(1) (3)	Ba1	1,750,000
			54,089,630

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (continued)
As of December 31, 2019 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (Continued)
	INSURANCE — 1.3%
3,150,000	QBE Insurance Group, Ltd., 7.500% to 11/24/23 then USD 10 Year Swap + 6.030%, 11/24/43(3)	Baa1	$3,537,513

	TOTAL CONTINGENT CAPITAL SECURITIES
	(Cost $54,367,063)		57,627,143

	CORPORATE DEBT SECURITIES — 1.4%
	BANKS — 0.8%
100,000	CIT Group, Inc., 6.125%, 03/09/28	Ba1	118,285
84,800	Texas Capital Bancshares, Inc., 6.500%, 09/21/42	Baa3	2,193,776
			2,312,061
	FINANCIAL SERVICES — 0.1%
11,000	B. Riley Financial, Inc., 7.500%, 05/31/27	NR(5)	280,830

	COMMUNICATIONS — 0.5%
	Qwest Corp.
12,347	6.500%, 09/01/56	Ba2	314,602
36,585	6.750%, 06/15/57	Ba2	937,673
			1,252,275
	TOTAL CORPORATE DEBT SECURITIES
	(Cost $3,699,332)		3,845,166

	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUND — 2.5%
7,072,884	Fidelity Investments Money Market Treasury Portfolio - Class I, 1.500%(7)		7,072,884

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,072,884)		7,072,884
	TOTAL INVESTMENTS – 99.5%
	(Cost $261,633,709)		276,933,919

	Other Assets In Excess Of Liabilities – 0.5%		1,341,501
	TOTAL NET ASSETS – 100.0%		$278,275,420

(1)	Security is perpetual in nature with no stated maturity date.

(2)	Standard & Poor’s Rating.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

(4)	The interest rate shown reflects the rate in effect as of December 31, 2019.

(5)	Security is unrated by Moody’s, S&P and Fitch.

(6)	Convertible security.

(7)	The rate is the annualized seven-day yield as of December 31, 2019.

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (continued)
As of December 31, 2019 (unaudited)

Libor – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield

See accompanying Notes to Schedule of Investments

Destra Flaherty & Crumrine Preferred And Income Fund
Summary Of Investments
As of December 31, 2019 (Unaudited)

		% of
Summary by Country	Value	Net Assets
Australia	$11,268,373	4.0%
Bermuda	15,388,617	5.5
Canada	11,050,240	4.0
France	10,001,369	3.6
Mexico	1,699,206	0.6
Netherlands	6,967,257	2.5
Spain	3,525,090	1.3
Switzerland	3,497,102	1.3
United Kingdom	26,717,573	9.6
United States	186,819,092	67.1
Total Investments	276,933,919	99.5
Other Assets in Excess of Liabilities	1,341,501	0.5
Net Assets	$278,275,420	100.0%

See accompanying Notes to Schedule of Investments

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Fund’s procedures are approved by the Board of Trustees.

The following tables represent the Funds' investments carried on the Schedule of Investments by caption and by Level within the fair value hierarchy as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Preferred Securities
Banks	$59,059,381	$41,171,690	$-	$100,231,071
Financial Services	676,119	3,939,265	-	4,615,384
Insurance	24,462,506	27,384,657	-	51,847,163
Utilities	11,429,546	16,388,399	-	27,817,945
Energy	9,161,908	9,155,335	-	18,317,243
Miscellaneous	-	4,736,952	-	4,736,952
Communications	-	822,968	-	822,968
Contingent Capital Securities
Banks	-	54,089,630	-	54,089,630
Insurance	-	3,537,513	-	3,537,513
Corporate Debt Securities
Banks	2,193,776	118,285	-	2,312,061
Financial Services	280,830	-	-	280,830
Communications	1,252,275	-	-	1,252,275
Short-Term Investments
Money Market Fund	7,072,884	-	-	7,072,884
Total Investments in Securities	$115,589,225	$161,344,694	$-	$276,933,919

Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of December 31, 2019 (unaudited)

Shares		Value
	COMMON STOCKS – 94.6%

	COMMUNICATIONS – 3.2%
	INTERNET – 3.2%
1,498	Etsy, Inc.(1)	$66,361
5,181	Limelight Networks, Inc.(1)	21,139
759	Liquidity Services, Inc.(1)	4,524
561	Mimecast, Ltd.(1)	24,336
217	Q2 Holdings, Inc.(1)	17,594
1,130	RumbleON, Inc., Class B(1)	933
		134,887
	CONSUMER, CYCLICAL – 8.3%
	AUTO PARTS & EQUIPMENT – 3.3%
1,261	Douglas Dynamics, Inc.	69,355
874	Gentherm, Inc.(1)	38,797
1,364	Motorcar Parts of America, Inc.(1)	30,049
		138,201
	DISTRIBUTION/WHOLESALE – 0.9%
2,530	Titan Machinery, Inc.(1)	37,393
	LEISURE TIME – 1.7%
4,359	OneSpaWorld Holdings, Ltd.(1)	73,406
	RETAIL – 2.4%
1,079	Lovesac Co.(1)	17,318
2,269	MarineMax, Inc.(1)	37,870
995	Rush Enterprises, Inc., Class A	46,267
		101,455
	TOTAL CONSUMER, CYCLICAL	350,455

	CONSUMER, NON-CYCLICAL – 37.8%
	BIOTECHNOLOGY – 14.2%
524	Acceleron Pharma, Inc.(1)	27,783
437	Argenx SE, ADR(1)	70,147
1,185	Autolus Therapeutics PLC, ADR(1)	15,642
128	CRISPR Therapeutics AG(1)	7,796
437	CytomX Therapeutics, Inc.(1)	3,631
203	Editas Medicine, Inc.(1)	6,011
1,177	Esperion Therapeutics, Inc.(1)	70,185
565	Exact Sciences Corp.(1)	52,251
659	Frequency Therapeutics, Inc.(1)	11,552
611	Genfit, ADR(1)	12,159
3,551	Harvard Bioscience, Inc.(1)	10,831
1,180	Immunomedics, Inc.(1)	24,969
2,165	Insmed, Inc.(1)	51,700
201	Intercept Pharmaceuticals, Inc.(1)	24,908
892	Iterum Therapeutics plc(1)	4,014
2,275	Kindred Biosciences, Inc.(1)	19,292
605	MacroGenics, Inc.(1)	6,582

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of December 31, 2019 (unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	BIOTECHNOLOGY (Continued)
832	Medicines Co.(1)	$70,670
2,948	NeoGenomics, Inc.(1)	86,229
373	Sangamo Therapeutics, Inc.(1)	3,122
701	Veracyte, Inc.(1)	19,572
		599,046
	COMMERCIAL SERVICES – 13.6%
783	2U, Inc.(1)	18,784
3,545	Chegg, Inc.(1)	134,391
248	CoStar Group, Inc.(1)	148,378
164	Grand Canyon Education, Inc.(1)	15,710
752	HealthEquity, Inc.(1)	55,701
1,015	Paylocity Holding Corp.(1)	122,632
882	ShotSpotter, Inc.(1)	22,491
357	Strategic Education, Inc.	56,727
		574,814
	HEALTHCARE-PRODUCTS – 5.5%
715	BioLife Solutions, Inc.(1)	11,569
868	Cardiovascular Systems, Inc.(1)	42,176
606	CONMED Corp.	67,769
1,418	Invacare Corp.	12,790
2,384	Oxford Immunotec Global PLC(1)	39,574
602	Repligen Corp.(1)	55,685
		229,563
	HEALTHCARE-SERVICES – 2.8%
1,079	Ensign Group, Inc.	48,954
539	Pennant Group, Inc.(1)	17,825
607	Teladoc Health, Inc.(1)	50,818
		117,597
	PHARMACEUTICALS – 1.7%
1,662	Cidara Therapeutics, Inc.(1)	6,382
362	Enanta Pharmaceuticals, Inc.(1)	22,365
220	Intellia Therapeutics, Inc.(1)	3,228
348	Jounce Therapeutics, Inc.(1)	3,038
912	Melinta Therapeutics, Inc.(1)	484
461	Pacira Pharmaceuticals, Inc.(1)	20,883
2,561	Paratek Pharmaceuticals, Inc.(1)	10,321
537	Spero Therapeutics, Inc.(1)	5,163
		71,864
	TOTAL CONSUMER, NON-CYCLICAL	1,592,884

	ENERGY – 2.8%
	ENERGY-ALTERNATE SOURCES – 1.7%
2,680	Enphase Energy, Inc.(1)	70,029
	OIL & GAS SERVICES – 1.1%
1,065	DMC Global, Inc.	47,861
	TOTAL ENERGY	117,890

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of December 31, 2019 (unaudited)

Shares		Value
	COMMON STOCKS (Continued)

	FINANCIAL – 3.8%
	INSURANCE – 2.8%
1,248	eHealth, Inc.(1)	$119,908
	PRIVATE EQUITY – 0.6%
1,243	Victory Capital Holdings, Inc., Class A	26,066
	REITS – 0.4%
211	Innovative Industrial Properties, Inc.	16,008
	TOTAL FINANCIAL	161,982

	INDUSTRIAL – 15.2%
	ELECTRONICS – 1.8%
2,098	Fluidigm Corp.(1)	7,301
700	OSI Systems, Inc.(1)	70,518
		77,819
	ENGINEERING & CONSTRUCTION – 0.8%
706	Dycom Industries, Inc.(1)	33,288
	ENVIRONMENTAL CONTROL – 0.4%
641	AquaVenture Holdings, Ltd.(1)	17,384
	HAND/MACHINE TOOLS – 1.1%
2,420	Luxfer Holdings PLC	44,794
	MACHINERY-DIVERSIFIED – 3.1%
342	Albany International Corp., Class A	25,965
607	Chart Industries, Inc.(1)	40,966
1,608	Columbus McKinnon Corp.	64,368
		131,299
	METAL FABRICATE/HARDWARE – 2.7%
1,037	Lawson Products, Inc.(1)	54,028
389	RBC Bearings, Inc.(1)	61,594
		115,622
	MISCELLANEOUS MANUFACTURING – 4.5%
1,482	Axon Enterprise, Inc.(1)	108,601
436	John Bean Technologies Corp.	49,120
561	Materion Corp.	33,351
		191,072
	TRANSPORTATION – 0.8%
1,932	CryoPort, Inc.(1)	31,801
	TOTAL INDUSTRIAL	643,079

	TECHNOLOGY – 23.5%
	COMPUTERS – 5.5%
471	Globant SA(1)	49,950
1,615	Kornit Digital, Ltd.(1)	55,281
359	Rapid7, Inc.(1)	20,111

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of December 31, 2019 (unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	COMPUTERS (Continued)
1,969	Virtusa Corp.(1)	$89,255
411	Zscaler, Inc.(1)	19,111
		233,708
	SEMICONDUCTORS – 3.9%
2,353	Brooks Automation, Inc.	98,732
552	CEVA, Inc.(1)	14,882
762	Onto Innovation, Inc.(1)	27,844
217	Power Integrations, Inc.	21,463
		162,921
	SOFTWARE – 14.1%
958	Cornerstone OnDemand, Inc.(1)	56,091
306	Coupa Software, Inc.(1)	44,752
1,827	Evolent Health, Inc. - Class A(1)	16,534
124	HubSpot, Inc.(1)	19,654
4,218	LivePerson, Inc.(1)	156,066
379	Paycom Software, Inc.(1)	100,344
1,819	Pluralsight, Inc., Class A(1)	31,305
392	PROS Holdings, Inc.(1)	23,489
2,173	Sprout Social, Inc.(1)	34,877
1,676	SPS Commerce, Inc.(1)	92,884
530	Upland Software, Inc.(1)	18,926
		594,922

	TOTAL TECHNOLOGY	991,551
	TOTAL COMMON STOCKS
	(Cost $3,655,062)	3,992,728

	SHORT-TERM INVESTMENTS – 3.6%
	MONEY MARKET FUND – 3.6%
150,510	Fidelity Investments Money Market Treasury Portfolio - Class I, 1.500%(2)	152,453

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $152,453)	152,453
	TOTAL INVESTMENTS – 98.2%
	(Cost $3,807,515)	4,145,181
	Other Assets in Excess of Liabilities – 1.8%	74,116
	TOTAL NET ASSETS – 100.0%	$4,219,297

(1)	Non-income producing security.

(2)	The rate is the annualized seven-day yield as of December 31, 2019.

ADR – American Depository Receipt

PLC – Public Limited Company

SA – Corporation

Destra Granahan Small Cap Advantage Fund
Summary of Investments
As of December 31, 2019 (Unaudited)

		% of Net
	Value	Assets
Common Stocks
Auto Parts & Equipment	$138,201	3.3%
Biotechnology	599,046	14.2
Commercial Services	574,814	13.6
Computers	233,708	5.5
Distribution/Wholesale	37,393	0.9
Electronics	77,819	1.9
Energy-Alternate Sources	70,029	1.7
Engineering & Construction	33,288	0.8
Environmental Control	17,384	0.4
Hand/Machine Tools	44,794	1.1
Healthcare-Products	229,563	5.4
Healthcare-Services	117,597	2.8
Insurance	119,908	2.8
Internet	134,887	3.2
Leisure Time	73,406	1.7
Machinery-Diversified	131,299	3.1
Metal Fabricate/Hardware	115,622	2.7
Miscellaneous Manufacturing	191,072	4.5
Oil & Gas Services	47,861	1.1
Pharmaceuticals	71,864	1.7
Private Equity	26,066	0.6
REITS	16,008	0.4
Retail	101,455	2.4
Semiconductors	162,921	3.9
Software	594,922	14.1
Transportation	31,801	0.8
Total Common Stocks	3,992,728	94.6
Short-Term Investments
Money Market Fund	152,453	3.6
Total Short-Term Investments	152,453	3.6
Total Investments	4,145,181	98.2
Other Assets in Excess of Liabilities	74,116	1.8
Total Net Assets	$4,219,297	100.0%

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Fund’s procedures are approved by the Board of Trustees.

The following tables represent the Funds' investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,992,728	$-	$-	$3,992,728
Short-Term Investments	152,453	-	-	152,453
Total Investments in Securities	$4,145,181	$-	$-	$4,145,181

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra Investment Trust

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(principal executive officer)

Date:	February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(principal executive officer)

Date:	February 27, 2020

By (Signature and Title)	/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(principal financial officer)

Date:	February 27, 2020